Deficit (Details Textual) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Deficit (Textual) [Abstract]
Common stock, issued	100	100
Common shares, outstanding	100	100
Common stock, Par value	$ 0.001	$ 0.001
MPM Holdings' capital contribution to the Company	$ 904	$ 904
Deemed Dividend To Subsidiary	$ 305